INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Others (Details) - RUB (₽) ₽ in Millions	1 Months Ended								12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Feb. 29, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Investments in associates
Proceeds from disposal of ownership interest in associate	₽ 2,452	₽ 2,450			₽ 3,000				₽ 2,450	₽ 3,067
Statement of profit or loss
Total interest expense									(40,686)	(44,123)	₽ (39,007)
Net (income)/loss for the year									62,073	55,099	7,832
Total comprehensive (loss) / income for the year									₽ 63,717	₽ 63,530	₽ 15,631
Achemar Holdings Limited and Clarkia Holdings Limited
Investments in associates
Total consideration			₽ 1,370
Percentage of investment in joint venture			51.00%
Purchase price share due to fair value of options			₽ 166
Fancy Show
Investments in associates
Right to receive net profits (as a percent)									36.00%
Statement of profit or loss
Net (income)/loss for the year									₽ 3
The Group's share of the loss (profit) of the associate or joint venture for the year									17
Total comprehensive (loss) / income for the year									(3)
The Group's share of total comprehensive (income)/loss of the associate or joint venture for the year									₽ 17
Zelenaya Tochka Group
Investments in associates
Proportion of ownership interest in subsidiary									51.00%
OZON Holdings Limited
Investments in associates
The Group's share in associate											18.69%	11.19%
Proportion of ownership interest sold in associate					18.69%
Proceeds from disposal of ownership interest in associate					₽ 7,902
Less: carrying amount of investment on the date of disposal					(4,065)
Gain recognized					3,837
Current tax expense regarding gain recognized on sale of associates					₽ 420
OZON Holdings Limited | Maximum
Investments in associates
Percentage of voting equity interests acquired													10.82%
MTS Bank
Investments in associates
The Group's share in associate								26.60%
Proportion of ownership interest in subsidiary								55.40%
Statement of profit or loss
Total interest income											₽ (9,289)
Total interest expense											3,799
Net (income)/loss for the year											609
The Group's share of the loss (profit) of the associate or joint venture for the year											162
Other comprehensive loss / (income) for the period											614
Total comprehensive (loss) / income for the year											1,223
The Group's share of total comprehensive (income)/loss of the associate or joint venture for the year											326
YouDo
Investments in associates
The Group's share in associate							13.68%		15.50%	15.50%
Total consideration							₽ 824
YouDo | Maximum
Investments in associates
The Group's share in associate									20.00%
Mutual investment fund - Sistema-Rentnaya Nedvizhimost
Investments in associates
Total consideration						₽ 450
Proportion of ownership interest sold in associate						40.26%
SWIPGLOBAL
Investments in associates
The Group's share in associate				15.01%
Total consideration				₽ 75
SWIPGLOBAL | Maximum
Investments in associates
The Group's share in associate									20.00%
Investments in individually insignificant associates and joint ventures
Statement of profit or loss
Net (income)/loss for the year									₽ 1,048	₽ (2,448)	(4,600)
The Group's share of the loss (profit) of the associate or joint venture for the year									273	(341)	(747)
Total comprehensive (loss) / income for the year									1,048	(2,448)	(4,600)
The Group's share of total comprehensive (income)/loss of the associate or joint venture for the year									₽ 273	₽ (341)	₽ (747)